Equity Method Investments - Excalibur and Excelsior Joint Ventures - Additional Information (Detail)	1 Months Ended
	Feb. 29, 2012 Vessel	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture		100.00%
Excalibur and Excelsior [Member] | Liquefied Natural Gas [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	50.00%
Number of vessels	2